Trade and Other Payables - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	€ 10,448	€ 8,613
Accrued expenses	4,765	3,924
Value added tax payables	3,139	200
Trade payables	10,448	8,613
Payables on social security and taxes other than income tax	4,188	4,838
Excise tax payables	110	316
Other payables	914	1,325
Trade and other payables	18,799	15,293
Current payables on social security and taxes other than income tax	4,188	4,838
Current value added tax payables	3,139	200
Current excise tax payables	110	316
Other current payables	914	877
Current trade and other payables	18,799	14,845
Other non-current payables	0	448
Non-current trade and other payables	€ 0	€ 448